Consolidated Statement of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Notes and accounts receivable - trade, allowances	$ 291	$ 255
Short-term financing receivables, allowances	308	288
Other accounts receivable, allowances	36	17
Long-term financing receivables, allowances	$ 80	$ 66
Common stock, par value (in dollars per share)	$ 0.2	$ 0.2
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,207,522,548	2,197,561,159
Treasury stock, Shares (in shares)	1,153,131,611	1,080,193,483